Expense Example, No Redemption - First Trust RBA Deglobalization ETF - First Trust RBA Deglobalization ETF	Aug. 07, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	$ 224